Condensed Consolidating Financial Information - Statement of Operations (Details) - USD ($) $ in Millions	3 Months Ended																12 Months Ended
	Dec. 31, 2016		Sep. 30, 2016		Jun. 30, 2016		Mar. 31, 2016		Dec. 31, 2015	[1]	Sep. 30, 2015	[1]	Jun. 30, 2015	[1]	Mar. 31, 2015	[1]	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Financial Statements, Captions [Line Items]
Revenues	$ 1,107		$ 1,184		$ 904		$ 1,123		$ 1,016		$ 1,232		$ 990		$ 632		$ 4,318	$ 3,870	$ 2,497
Cost of sales, excluding depreciation expense																	(2,281)	(2,028)	(1,661)
Gross margin																	2,037	1,842	836
Operating and maintenance expense																	(940)	(839)	(477)
Depreciation expense																	(689)	(587)	(247)
Impairments																	(858)	(99)	0
Gain (loss) on sale of assets, net																	(1)	(1)	18
General and administrative expense																	(161)	(128)	(114)
Acquisition and integration costs																	(11)	(124)	(35)
Other																	(17)	0	0
Operating income (loss)	34	[2]	(117)	[2]	(702)	[2]	145	[2]	(13)	[3]	107	[3]	10	[3]	(40)	[3]	(640)	64	(19)
Bankruptcy reorganization items, net																	(96)	0	0
Restructuring Costs																			3
Earnings from unconsolidated investments																	7	1	10
Equity in losses from investments in affiliates																	0	0	0
Interest expense																	(625)	(546)	(223)
Other income and expense, net																	65	54	(39)
Loss before income taxes																	(1,289)	(427)	(268)
Income tax benefit (Note 15)																	45	474	1
Net loss	(182)		(249)		(803)		(10)		(134)		(24)		386		(181)		(1,244)	47	(267)
Less: Net income (loss) attributable to noncontrolling interest																	(4)	(3)	6
Net loss attributable to Dynegy Inc.	$ (186)		$ (254)		$ (807)		$ (15)		$ (140)		$ (29)		$ 382		$ (185)		(1,240)	50	(273)
Eliminations
Condensed Financial Statements, Captions [Line Items]
Revenues																	(92)	(4)	0
Cost of sales, excluding depreciation expense																	92	4	0
Gross margin																	0	0	0
Operating and maintenance expense																	0	0	0
Depreciation expense																	0	0	0
Impairments																	0	0
Gain (loss) on sale of assets, net																	0	0	0
General and administrative expense																	0	0	0
Acquisition and integration costs																	0	0	0
Other																	0
Operating income (loss)																	0	0	0
Bankruptcy reorganization items, net																	0
Restructuring Costs																			0
Earnings from unconsolidated investments																	0	0	0
Equity in losses from investments in affiliates																	765	(476)	131
Interest expense																	2	0	1
Other income and expense, net																	(2)	0	(1)
Loss before income taxes																	765	(476)	131
Income tax benefit (Note 15)																	0	0	0
Net loss																	765	(476)	131
Less: Net income (loss) attributable to noncontrolling interest																	0	0	0
Net loss attributable to Dynegy Inc.																	765	(476)	131
Parent
Condensed Financial Statements, Captions [Line Items]
Revenues																	0	0	0
Cost of sales, excluding depreciation expense																	0	0	0
Gross margin																	0	0	0
Operating and maintenance expense																	0	0	0
Depreciation expense																	0	0	0
Impairments																	0	0
Gain (loss) on sale of assets, net																	(2)	0	0
General and administrative expense																	(7)	(6)	(9)
Acquisition and integration costs																	(10)	0	0
Other																	0
Operating income (loss)																	(19)	(6)	(9)
Bankruptcy reorganization items, net																	0
Restructuring Costs																			3
Earnings from unconsolidated investments																	0	0	0
Equity in losses from investments in affiliates																	(765)	476	(131)
Interest expense																	(485)	(475)	(89)
Other income and expense, net																	29	55	(39)
Loss before income taxes																	(1,240)	50	(265)
Income tax benefit (Note 15)																	0	0	(8)
Net loss																	(1,240)	50	(273)
Less: Net income (loss) attributable to noncontrolling interest																	0	0	0
Net loss attributable to Dynegy Inc.																	(1,240)	50	(273)
Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Revenues																	3,317	2,713	1,184
Cost of sales, excluding depreciation expense																	(1,737)	(1,322)	(702)
Gross margin																	1,580	1,391	482
Operating and maintenance expense																	(637)	(549)	(258)
Depreciation expense																	(590)	(487)	(195)
Impairments																	(710)	(74)
Gain (loss) on sale of assets, net																	0	(1)	18
General and administrative expense																	(117)	(91)	(60)
Acquisition and integration costs																	(3)	(124)	(19)
Other																	(1)
Operating income (loss)																	(478)	65	(32)
Bankruptcy reorganization items, net																	0
Restructuring Costs																			0
Earnings from unconsolidated investments																	7	1	10
Equity in losses from investments in affiliates																	0	0	0
Interest expense																	(10)	(1)	0
Other income and expense, net																	20	(1)	1
Loss before income taxes																	(461)	64	(21)
Income tax benefit (Note 15)																	86	471	0
Net loss																	(375)	535	(21)
Less: Net income (loss) attributable to noncontrolling interest																	0	0	0
Net loss attributable to Dynegy Inc.																	(375)	535	(21)
Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Revenues																	1,093	1,161	1,313
Cost of sales, excluding depreciation expense																	(636)	(710)	(959)
Gross margin																	457	451	354
Operating and maintenance expense																	(303)	(290)	(219)
Depreciation expense																	(99)	(100)	(52)
Impairments																	(148)	(25)
Gain (loss) on sale of assets, net																	1	0	0
General and administrative expense																	(37)	(31)	(45)
Acquisition and integration costs																	2	0	(16)
Other																	(16)
Operating income (loss)																	(143)	5	22
Bankruptcy reorganization items, net																	(96)
Restructuring Costs																			0
Earnings from unconsolidated investments																	0	0	0
Equity in losses from investments in affiliates																	0	0	0
Interest expense																	(132)	(70)	(68)
Other income and expense, net																	18	0	0
Loss before income taxes																	(353)	(65)	(46)
Income tax benefit (Note 15)																	(41)	3	9
Net loss																	(394)	(62)	(37)
Less: Net income (loss) attributable to noncontrolling interest																	(4)	(3)	6
Net loss attributable to Dynegy Inc.																	$ (390)	$ (59)	(43)
Escrow Issuers
Condensed Financial Statements, Captions [Line Items]
Revenues																			0
Cost of sales, excluding depreciation expense																			0
Gross margin																			0
Operating and maintenance expense																			0
Depreciation expense																			0
Gain (loss) on sale of assets, net																			0
General and administrative expense																			0
Acquisition and integration costs																			0
Operating income (loss)																			0
Restructuring Costs																			0
Earnings from unconsolidated investments																			0
Equity in losses from investments in affiliates																			0
Interest expense																			(67)
Other income and expense, net																			0
Loss before income taxes																			(67)
Income tax benefit (Note 15)																			0
Net loss																			(67)
Less: Net income (loss) attributable to noncontrolling interest																			0
Net loss attributable to Dynegy Inc.																			$ (67)

[1]	The unaudited quarterly information for the quarters ended June 30, 2015, September 30, 2015 and December 31, 2015 reflects the impact of the Acquisitions. Please read Note 3—Acquisitions for further discussion.
[2]	The results for the quarters ended June 30, 2016, September 30, 2016, and December 31, 2016, include impairment charges of $645 million, $212 million, and $1 million, respectively. See Note 9—Property, Plant and Equipment and Note 11—Unconsolidated Investments for more information.
[3]	The results for the quarters ended September 30, 2015 and December 31, 2015, include impairment charges of $74 million and $25 million, respectively. See Note 9—Property, Plant and Equipment for more information.